PREPAID LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2012
PREPAID LAND USE RIGHTS, NET [Abstract]
PREPAID LAND USE RIGHTS, NET
6.	PREPAID LAND USE RIGHTS

	At December 31,
	2011	2012
	$	$

Prepaid land use rights, cost	24,261,289	30,086,477
Less: Accumulated amortization	(901,373)	(1,539,060)

Prepaid land use rights, net	23,359,916	28,547,417

In 2012, the Group acquired a land use right in Nanjing, Jiangsu Province from its related party, in the amount of $5.8 million, for its planned future expansion of its solar module manufacturing capacity.

Amortization expense was$169,248, $300,536 and $637,687 for the year ended December 31,2010, 2011 and 2012.

In 2013, 2014, 2015, 2016 and 2017, the Group will record annual amortization expense of approximately $648,608.